UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2022 to September 30, 2022

Commission File Number of issuing entity: 333-229037-08

Central Index Key Number of issuing entity: 0001869889

HYUNDAI AUTO RECEIVABLES TRUST 2021-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-229037

Central Index Key Number of depositor: 0001260125

HYUNDAI ABS FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541028

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Charley Changmin Yoon

(949) 732-2825

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Asset Backed Notes, Class A-1	☐	☐	☒

Asset Backed Notes, Class A-2	☐	☐	☒

Asset Backed Notes, Class A-3	☐	☐	☒

Asset Backed Notes, Class A-4	☐	☐	☒

Asset Backed Notes, Class B	☐	☐	☒

Asset Backed Notes, Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2021-B (the “Issuing Entity”) is set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai Capital America (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2021-B were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2022 to September 30, 2022. Please refer to the Form ABS-15G filed by the Securitizer on February 10, 2021 for additional information.  The CIK number of the Securitizer is 0001541028.

Item 1A. Asset-Level Information.

The asset-level information with respect to the receivables that comprise the assets of the Issuing Entity is set forth in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on October 26, 2022 (the “Form ABS-EE”) and is incorporated by reference into this report on Form 10-D. The additional asset-level information or explanatory language for the receivables that comprise the assets of the Issuing Entity is set forth in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this report on Form 10-D.

PART II – OTHER INFORMATION

Item 10. Exhibits.

99.1	Monthly Servicer’s Report for the period from September 1, 2022 to September 30, 2022.

102	Asset Data File (incorporated by reference to Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on October 26, 2022)

103	Asset Related Document (incorporated by reference to Exhibit 103 to the Form ABS-EE filed by the Issuing Entity on October 26, 2022)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 27, 2022	HYUNDAI ABS FUNDING, LLC (Depositor)

	By:	/s/ Charley Changmin Yoon
		Name:	Charley Changmin Yoon
		Title:	President and Secretary

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